Organization and Principal Activities (Tables)	6 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of consolidated financial statements
	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
The Company	January 3, 2020	Cayman Islands	100%	Parent Holding
Wholly owned subsidiaries
Pop HK	January 20, 2020	Hong Kong	100%	Investment holding
WFOE	March 13, 2020	PRC	100%	WFOE, consultancy and information technology support
VIE
Pop Culture	March 29, 2007	PRC	VIE	Event planning, execution, and hosting
VIE’s subsidiaries
Shanghai Pudu	March 30, 2017	PRC	100% owned by VIE	Event planning and execution
Pop Network	June 6, 2017	PRC	100% owned by VIE	Marketing
Guangzhou Shuzhi	December 19, 2018	PRC	100% owned by VIE	Event planning and execution
Shenzhen Pop	January 17, 2020	PRC	100% owned by VIE	Event planning and execution
Xiamen Sikai	August 18, 2020	PRC	51% owned by VIE	Event planning and execution

Shenzhen Jam box Technology Co., Ltd.	November 18, 2020	PRC	60% owned by VIE	Event planning and execution

Schedule of financial statement amounts and balances of the VIE and its subsidiaries
	As of December 31,	As of June 30,
	2021	2021

Total assets	$30,571,944	$33,067,159
Total liabilities	$11,475,417	$14,874,342

Schedule of income and cash flows
	For the Six Months Ended, December 31,
	2021	2020
Total revenue	$13,479,761	$13,212,653
Net income	$1,090,050	$2,548,903

Net cash used in operating activities	$(4,277,567)	$282,081
Net cash (used in) provided by investing activities	$7,006,589	$600,000
Net cash provided by financing activities	$(1,153,376)	$2,520,680